WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 89.1%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	4.250%	3/1/27	$20,000	$19,443
AT&T Inc., Senior Notes	1.650%	2/1/28	20,000	17,188
NTT Finance Corp., Senior Notes	1.162%	4/3/26	200,000	178,994	(a)
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	60,000	50,096

Total Diversified Telecommunication Services				265,721

Entertainment - 0.5%
Warnermedia Holdings Inc., Senior Notes	3.428%	3/15/24	50,000	49,091
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	20,000	20,016
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	30,000	27,983

Total Entertainment				97,090

Interactive Media & Services - 0.2%
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	30,000	27,865

Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	30,000	29,420
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	143,035
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	30,000	26,333
Comcast Corp., Senior Notes	3.400%	4/1/30	80,000	73,504
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	40,000	39,197

Total Media				311,489

Wireless Telecommunication Services - 0.9%
Sprint LLC, Senior Notes	7.125%	6/15/24	80,000	80,715
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	20,000	19,229
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	30,000	26,013
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	50,000	40,002

Total Wireless Telecommunication Services				165,959

TOTAL COMMUNICATION SERVICES				868,124

CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 1.0%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	194,980	(a)

Automobiles - 5.4%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	193,265
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	178,555
General Motors Co., Senior Notes	6.125%	10/1/25	160,000	161,093
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	19,350
Hyundai Capital America, Senior Notes	0.800%	1/8/24	60,000	58,426	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	10,000	9,604	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	200,000	198,585	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	200,000	186,063	(a)

Total Automobiles				1,004,941

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	1

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Broadline Retail - 0.5%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	$70,000	$61,418
Nordstrom Inc., Senior Notes	2.300%	4/8/24	40,000	38,489

Total Broadline Retail				99,907

Hotels, Restaurants & Leisure - 2.8%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	200,000	178,134	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	90,000	87,171
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	250,000	234,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	20,000	19,677	(a)

Total Hotels, Restaurants & Leisure				519,888

Household Durables - 0.6%
DR Horton Inc., Senior Notes	2.500%	10/15/24	70,000	66,932
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	10,000	7,856
Newell Brands Inc., Senior Notes	4.000%	12/1/24	30,000	28,766

Total Household Durables				103,554

Specialty Retail - 0.4%
Lowe’s Cos. Inc., Senior Notes	1.300%	4/15/28	80,000	67,563

TOTAL CONSUMER DISCRETIONARY				1,990,833

CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	5.938%	1/12/24	90,000	90,179	(b)

Food Products - 0.1%
Hershey Co., Senior Notes	1.700%	6/1/30	10,000	8,295
Mondelez International Inc., Senior Notes	1.500%	2/4/31	20,000	15,708

Total Food Products				24,003

Personal Care Products - 0.7%
Kenvue Inc., Senior Notes	5.350%	3/22/26	60,000	60,462	(a)
Kenvue Inc., Senior Notes	5.050%	3/22/28	70,000	70,555	(a)

Total Personal Care Products				131,017

Tobacco - 1.2%
Altria Group Inc., Senior Notes	2.625%	9/16/26	30,000	27,770
Altria Group Inc., Senior Notes	4.800%	2/14/29	80,000	77,804
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	100,000	89,907
Philip Morris International Inc., Senior Notes	5.125%	11/17/27	30,000	30,092

Total Tobacco				225,573

TOTAL CONSUMER STAPLES				470,772

ENERGY - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp., Senior Notes	7.950%	4/15/26	20,000	20,600
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	40,000	38,998	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	16,921
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	39,208
Continental Resources Inc., Senior Notes	2.268%	11/15/26	30,000	26,706	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	90,000	84,831
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	50,000	46,652
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	40,000	33,856

See Notes to Schedules of Investments.

2	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	$60,000	$60,455
Devon Energy Corp., Senior Notes	5.250%	10/15/27	46,000	45,306
Devon Energy Corp., Senior Notes	5.875%	6/15/28	12,000	11,959
Devon Energy Corp., Senior Notes	4.500%	1/15/30	140,000	131,785
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	21,011
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	70,000	65,768
Ecopetrol SA, Senior Notes	5.875%	9/18/23	180,000	179,503
Ecopetrol SA, Senior Notes	4.625%	11/2/31	40,000	30,877
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	60,000	63,350
Energy Transfer LP, Senior Notes	2.900%	5/15/25	60,000	56,849
Enterprise Products Operating LLC, Senior Notes	3.950%	2/15/27	30,000	28,956
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	30,000	26,264
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	100,000	82,727	(b)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	19,557
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	20,000	20,191	(a)
EQT Corp., Senior Notes	3.125%	5/15/26	90,000	82,747	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	9,245
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	20,000	18,758
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	70,000	55,673	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	10,000	10,891
MEG Energy Corp., Senior Notes	7.125%	2/1/27	70,000	71,126	(a)
MPLX LP, Senior Notes	1.750%	3/1/26	120,000	108,927
MPLX LP, Senior Notes	5.000%	3/1/33	60,000	57,473
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,397
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	6,000	6,052
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	20,000	18,506
Ovintiv Inc., Senior Notes	6.250%	7/15/33	30,000	29,590
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,286	(a)
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	20,000	19,880
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	30,000	31,231
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	10,000	8,813
Targa Resources Corp., Senior Notes	5.200%	7/1/27	30,000	29,453
Targa Resources Corp., Senior Notes	4.200%	2/1/33	50,000	44,257
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,400
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	50,000	52,781
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	10,000	8,888
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	30,000	28,676
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	40,000	38,423
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	20,000	17,957
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	30,000	30,237

TOTAL ENERGY				1,981,997

FINANCIALS - 30.0%
Banks - 17.5%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	187,221	(b)

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	3

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	$20,000	$18,696	(b)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	250,000	223,191	(b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	30,000	23,993	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	100,000	81,450	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	80,000	67,163	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	130,000	108,371	(b)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	200,000	193,580	(a)(b)(c)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	200,000	176,289	(a)(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	20,000	19,138	(b)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	60,000	56,206	(b)
Citigroup Inc., Senior Notes (1.462% to 6/9/26 then SOFR + 0.770%)	1.462%	6/9/27	140,000	124,331	(b)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	110,000	91,836	(b)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	40,000	40,349	(b)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	250,000	249,635	(a)(d)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	200,000	186,604	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	189,864	(a)(b)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	210,000	209,499	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	200,000	190,270	(b)
HSBC Holdings PLC, Senior Notes (6.161% to 3/9/28 then SOFR + 1.970%)	6.161%	3/9/29	200,000	201,702	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	10,635
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	110,000	98,804	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	120,000	102,894	(b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	30,000	29,859	(b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	10,000	9,939	(b)
Truist Bank, Senior Notes	4.050%	11/3/25	70,000	66,764
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	20,000	20,008	(b)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	40,000	40,017	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	30,000	29,991	(b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	20,000	20,145	(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	100,000	92,826
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	42,793	(b)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	51,000	50,674	(b)

Total Banks				3,254,737

Capital Markets - 7.3%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	50,000	49,644
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	160,000	141,592
Charles Schwab Corp., Senior Notes (5.643% to 5/19/28 then SOFR + 2.210%)	5.643%	5/19/29	30,000	29,964	(b)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	10,000	10,149	(b)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	200,000	7,466	*(a)(c)(e)

See Notes to Schedules of Investments.

4	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	$40,000	$36,858	(b)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	120,000	106,936	(b)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	80,000	71,162	(b)
Goldman Sachs Group Inc., Senior Notes (3.102% to 2/24/32 then SOFR + 1.410%)	3.102%	2/24/33	110,000	92,923	(b)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	30,000	29,064
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	40,000	35,664	(b)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	17,720	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	120,000	107,426	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	70,000	65,710	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	80,000	64,617	(b)
Morgan Stanley, Senior Notes (5.123% to 2/1/28 then SOFR + 1.730%)	5.123%	2/1/29	60,000	59,174	(b)
S&P Global Inc., Senior Notes	1.250%	8/15/30	10,000	7,875
UBS AG, Senior Notes	1.250%	6/1/26	200,000	175,936	(a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	256,751	(a)(b)

Total Capital Markets				1,366,631

Consumer Finance - 0.1%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	20,000	19,082	(b)

Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	133,972
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	200,000	163,620
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	10,000	9,643	(a)
GA Global Funding Trust, Secured Notes	1.000%	4/8/24	20,000	19,073	(a)
Mastercard Inc., Senior Notes	3.300%	3/26/27	100,000	95,521
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	25,433
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	20,000	17,700	(a)

Total Financial Services				464,962

Insurance - 2.2%
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	150,000	111,998	(a)
National General Holdings Corp., Senior Notes	6.750%	5/15/24	40,000	39,964	(a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	20,000	19,265	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	54,796	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	10,000	9,133
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	100,000	94,710	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	50,000	44,671	(a)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	30,000	29,382

Total Insurance				403,919

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	80,000	81,711	(a)

TOTAL FINANCIALS				5,591,042

HEALTH CARE - 6.6%
Biotechnology - 0.8%
AbbVie Inc., Senior Notes	2.600%	11/21/24	10,000	9,594
Amgen Inc., Senior Notes	5.507%	3/2/26	50,000	49,900
Amgen Inc., Senior Notes	5.150%	3/2/28	50,000	49,955

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	5

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Amgen Inc., Senior Notes	5.250%	3/2/30	$20,000	$20,040
Amgen Inc., Senior Notes	5.250%	3/2/33	10,000	10,013

Total Biotechnology				139,502

Health Care Providers & Services - 3.9%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	8,979
Centene Corp., Senior Notes	4.625%	12/15/29	30,000	27,613
Centene Corp., Senior Notes	3.375%	2/15/30	40,000	34,378
Cigna Group, Senior Notes	4.125%	11/15/25	40,000	38,940
Cigna Group, Senior Notes	2.400%	3/15/30	80,000	67,970
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	8,407
CSL Finance PLC, Senior Notes	3.850%	4/27/27	10,000	9,544	(a)
CSL Finance PLC, Senior Notes	4.050%	4/27/29	30,000	28,465	(a)
CVS Health Corp., Senior Notes	2.625%	8/15/24	20,000	19,342
CVS Health Corp., Senior Notes	2.875%	6/1/26	40,000	37,595
CVS Health Corp., Senior Notes	1.300%	8/21/27	50,000	43,029
CVS Health Corp., Senior Notes	5.250%	1/30/31	40,000	39,874
Elevance Health Inc., Senior Notes	4.100%	5/15/32	10,000	9,318
Elevance Health Inc., Senior Notes	5.500%	10/15/32	30,000	30,840
HCA Inc., Senior Notes	5.200%	6/1/28	100,000	99,187
McKesson Corp., Senior Notes	4.900%	7/15/28	60,000	59,605
McKesson Corp., Senior Notes	5.100%	7/15/33	20,000	20,071
UnitedHealth Group Inc., Senior Notes	1.150%	5/15/26	30,000	27,129
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	110,000	114,302

Total Health Care Providers & Services				724,588

Pharmaceuticals - 1.9%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/28	20,000	19,658
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.650%	5/19/30	50,000	49,403
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	80,000	79,699
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	209,616

Total Pharmaceuticals				358,376

TOTAL HEALTH CARE				1,222,466

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.1%
Boeing Co., Senior Notes	4.875%	5/1/25	50,000	49,290
Boeing Co., Senior Notes	2.196%	2/4/26	170,000	156,027
Howmet Aerospace Inc., Senior Notes	6.875%	5/1/25	40,000	40,636
Northrop Grumman Corp., Senior Notes	4.700%	3/15/33	110,000	107,955
Raytheon Technologies Corp., Senior Notes	5.150%	2/27/33	30,000	30,410

Total Aerospace & Defense				384,318

Commercial Services & Supplies - 0.3%
Waste Connections Inc., Senior Notes	4.200%	1/15/33	60,000	56,391

Electrical Equipment - 0.7%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	120,000	120,152	(a)

Ground Transportation - 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	70,000	62,921

See Notes to Schedules of Investments.

6	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 0.3%
Honeywell International Inc., Senior Notes	1.950%	6/1/30	$20,000	$16,807
Honeywell International Inc., Senior Notes	5.000%	2/15/33	40,000	40,788

Total Industrial Conglomerates				57,595

Passenger Airlines - 4.0%
Air Canada Pass-Through Trust	5.000%	12/15/23	34,667	34,475	(a)
Air Canada Pass-Through Trust	4.750%	5/15/25	39,040	36,077	(a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	8,040	7,722	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	51,728	49,399
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	60,000	65,792	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	80,000	79,523	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	60,000	59,441	(a)
Continental Airlines Pass-Through Trust	4.000%	10/29/24	31,625	30,617
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	80,000	78,255	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	40,000	38,828	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	60,000	56,792	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	40,000	40,299	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	54,800	52,304
United Airlines Pass-Through Trust	5.800%	1/15/36	60,000	61,144
US Airways Pass-Through Trust	4.625%	6/3/25	20,392	19,111
US Airways Pass-Through Trust	3.950%	11/15/25	41,102	38,334

Total Passenger Airlines				748,113

Professional Services - 0.1%
Equifax Inc., Senior Notes	2.350%	9/15/31	30,000	23,920

Trading Companies & Distributors - 2.9%
Air Lease Corp., Senior Notes	3.000%	9/15/23	130,000	129,214
Air Lease Corp., Senior Notes	5.850%	12/15/27	60,000	59,919
Air Lease Corp., Senior Notes	5.300%	2/1/28	20,000	19,625
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	350,000	326,928	(a)

Total Trading Companies & Distributors				535,686

TOTAL INDUSTRIALS				1,989,096

INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment, Instruments & Components - 0.8%
Jabil Inc., Senior Notes	5.450%	2/1/29	20,000	19,846
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	100,000	94,585
Vontier Corp., Senior Notes	1.800%	4/1/26	40,000	35,514

Total Electronic Equipment, Instruments & Components				149,945

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc., Senior Notes	3.150%	11/15/25	10,000	9,500
KLA Corp., Senior Notes	4.650%	7/15/32	10,000	9,965
Lam Research corp., Senior Notes	1.900%	6/15/30	40,000	33,328
Micron Technology Inc., Senior Notes	6.750%	11/1/29	40,000	41,580
QUALCOMM Inc., Senior Notes	4.250%	5/20/32	20,000	19,476
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	30,000	30,054
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	30,000	27,851

Total Semiconductors & Semiconductor Equipment				171,754

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	7

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 1.4%
Adobe Inc., Senior Notes	2.300%	2/1/30	$30,000	$26,316
Fortinet Inc., Senior Notes	1.000%	3/15/26	70,000	62,437
Oracle Corp., Senior Notes	6.150%	11/9/29	100,000	104,157
Salesforce Inc., Senior Notes	1.500%	7/15/28	90,000	77,534

Total Software				270,444

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	1.400%	8/5/28	60,000	51,789

TOTAL INFORMATION TECHNOLOGY				643,932

MATERIALS - 3.8%
Containers & Packaging - 0.1%
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	8,911	(a)

Metals & Mining - 3.6%
Alcoa Nederland Holding BV, Senior Notes	5.500%	12/15/27	200,000	193,424	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	200,000	194,374	(a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	20,000	20,513
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	90,000	84,912
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	80,000	73,435	(a)
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	30,000	29,705	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	70,000	66,030
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	10,000	7,789

Total Metals & Mining				670,182

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	30,000	24,012

TOTAL MATERIALS				703,105

REAL ESTATE - 1.8%
Diversified REITs - 0.4%
VICI Properties LP, Senior Notes	4.750%	2/15/28	70,000	66,278

Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	20,000	18,624
Welltower OP LLC, Senior Notes	3.850%	6/15/32	10,000	8,809

Total Health Care REITs				27,433

Office REITs - 0.0%††
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	10,000	7,550

Retail REITs - 1.2%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	20,000	15,564
Simon Property Group LP, Senior Notes	3.500%	9/1/25	10,000	9,581
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	188,863	(a)

Total Retail REITs				214,008

Specialized REITs - 0.1%
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	20,000	18,218

TOTAL REAL ESTATE				333,487

UTILITIES - 4.3%
Electric Utilities - 4.3%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	20,000	19,964
DTE Electric Co., First Mortgage Bonds	2.625%	3/1/31	20,000	17,096

See Notes to Schedules of Investments.

8	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	$30,000	$29,778
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	10,000	8,284
Edison International, Senior Notes	4.950%	4/15/25	70,000	68,515
Electricite de France SA, Senior Notes	5.700%	5/23/28	200,000	199,698	(a)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	203,725	(a)
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	20,000	19,614
Metropolitan Edison Co., Senior Notes	5.200%	4/1/28	30,000	29,694	(a)
NextEra Energy Capital Holdings Inc., Senior Notes	6.051%	3/1/25	30,000	30,113
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	110,000	92,698	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	10,000	10,014	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	20,000	17,084
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	10,000	8,619
Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	10,000	9,848	(a)
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	40,000	38,921
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	7,066	(a)

TOTAL UTILITIES				810,731

TOTAL CORPORATE BONDS & NOTES (Cost - $17,700,552)				16,605,585

ASSET-BACKED SECURITIES - 4.5%
ABPCI Direct Lending Fund LLC, 2020-9A A1R (3 mo. USD LIBOR + 1.400%)	6.692%	11/18/31	270,000	266,091	(a)(b)
AGL CLO Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	6.450%	7/20/34	100,000	98,470	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	6.960%	1/17/30	250,000	245,940	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	29,079	26,104	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-42A A (3 mo. USD LIBOR + 1.100%)	6.360%	7/16/35	210,000	206,352	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $857,547)				842,957

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Obligations - 0.5%
U.S. Treasury Bonds	3.375%	8/15/42	20,000	18,154
U.S. Treasury Notes	4.250%	5/31/25	10,000	9,874
U.S. Treasury Notes	4.125%	6/15/26	20,000	19,798
U.S. Treasury Notes	3.375%	5/15/33	40,000	38,575

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $88,183)				86,401

SOVEREIGN BONDS - 0.3%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,718	1,527
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	103,800	34,469
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	18,600	7,068	(a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	10,000	3,800	(f)

TOTAL SOVEREIGN BONDS (Cost - $79,024)				46,864

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	9

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 0.2%
California - 0.2%
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q (Cost - $30,000)	4.132%	5/15/32	$30,000	$28,508

TOTAL MUNICIPAL BONDS (Cost - $30,000)				28,508

SENIOR LOANS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%) (Cost - $8,941)	8.798%	10/20/27	9,000	9,340	(b)(g)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $18,764,247)				17,619,655

			SHARES
SHORT-TERM INVESTMENTS - 4.9%
BNY Mellon Cash Reserve Fund (Cost - $912,798)	2.250%		912,798	912,798	(i)

TOTAL INVESTMENTS - 99.5% (Cost - $19,677,045)				18,532,453
Other Assets in Excess of Liabilities - 0.5%				96,555

TOTAL NET ASSETS - 100.0%				$18,629,008

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on this security is currently in default as of June 30, 2023.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedules of Investments.

10	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	25	9/23	$5,142,508	$5,083,594	$(58,914)
U.S. Treasury 5-Year Notes	123	9/23	$13,503,447	$13,172,531	$(330,916)

					(389,830)

Contracts to Sell:
U.S. Treasury 10-Year Notes	81	9/23	9,283,885	9,093,516	190,369
U.S. Treasury Long-Term Bonds	6	9/23	762,685	761,437	1,248
U.S. Treasury Ultra Long-Term Bonds	1	9/23	134,967	136,219	(1,252)

					190,365

Net unrealized depreciation on open futures contracts					$(199,465)

At June 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
MARKIT CDX.NA.HY.40 Index	$180,000	6/20/28	5.000% quarterly	$(5,027)	$627	$(5,654)
MARKIT CDX.NA.IG.40 Index	658,000	6/20/28	1.000% quarterly	(9,844)	(4,199)	(5,645)

Total	$838,000			$(14,871)	$(3,572)	$(11,299)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	11

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 33.8%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes	2.550%	12/1/33	30,000	$23,564
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,666
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,869
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	15,922
AT&T Inc., Senior Notes	3.500%	9/15/53	70,000	49,554
AT&T Inc., Senior Notes	3.550%	9/15/55	7,000	4,901
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	13,924
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	20,000	17,772
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	47,336
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	40,000	33,397
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	194,000	156,031
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	60,000	56,619
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	29,707
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	30,000	23,154

Total Diversified Telecommunication Services				491,416

Entertainment - 0.4%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	10,000	10,008
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	60,000	55,966
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,141
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,000	8,869
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	8,429
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	80,000	65,140

Total Entertainment				157,553

Media - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	40,000	33,308	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	28,000	22,651	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	120,000	117,677
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	50,000	47,678
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	50,000	40,233
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	20,000	17,038
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	26,756
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	40,000	30,180
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	42,127
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	8,333
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	16,564
Comcast Corp., Senior Notes	3.450%	2/1/50	10,000	7,611
Comcast Corp., Senior Notes	2.800%	1/15/51	20,000	13,239
Comcast Corp., Senior Notes	2.887%	11/1/51	20,000	13,409

See Notes to Schedules of Investments.

12	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	120,000	$104,954
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,587

Total Media				551,345

Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	9,189
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	50,000	47,330
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	50,000	46,064
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	40,000	33,248

Total Wireless Telecommunication Services				135,831

TOTAL COMMUNICATION SERVICES				1,336,145

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	70,000	55,068
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	170,917
General Motors Co., Senior Notes	6.125%	10/1/25	10,000	10,068
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	19,350
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,344
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	218,281	(a)

Total Automobiles				483,028

Broadline Retail - 0.7%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	20,000	18,647
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	45,657
Amazon.com Inc., Senior Notes	4.050%	8/22/47	30,000	26,909
Amazon.com Inc., Senior Notes	3.100%	5/12/51	80,000	59,669
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	122,876	(a)

Total Broadline Retail				273,758

Hotels, Restaurants & Leisure - 1.7%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	20,000	19,371
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	60,000	56,377
McDonald’s Corp., Senior Notes	4.450%	9/1/48	20,000	17,961
McDonald’s Corp., Senior Notes	4.200%	4/1/50	50,000	43,248
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	130,000	121,623	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	200,000	195,124
Sands China Ltd., Senior Notes	2.800%	3/8/27	200,000	173,595
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	20,000	18,350	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	10,000	9,939	(a)

Total Hotels, Restaurants & Leisure				655,588

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	10,000	9,915
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	9,019

Total Household Durables				18,934

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	3.350%	4/15/50	40,000	30,525

TOTAL CONSUMER DISCRETIONARY				1,461,833

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	13

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	10,000	$9,686
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	9,956
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	8,000	7,426
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	40,000	35,995
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	30,000	31,620
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	9,751

Total Beverages				104,434

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	40,000	33,994
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	27,374
Mars Inc., Senior Notes	3.200%	4/1/30	20,000	18,142	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	9,071	(b)

Total Food Products				88,581

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	20,000	20,237	(a)

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,000	7,799
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	9,402
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	21,027
Altria Group Inc., Senior Notes	5.950%	2/14/49	70,000	66,454
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	3,861
BAT Capital Corp., Senior Notes	3.557%	8/15/27	60,000	55,174
BAT Capital Corp., Senior Notes	3.734%	9/25/40	30,000	21,344
BAT Capital Corp., Senior Notes	4.540%	8/15/47	20,000	14,717

Total Tobacco				199,778

TOTAL CONSUMER STAPLES				413,030

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	30,000	27,880
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	25,834	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	30,000	25,008	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	20,000	18,676
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	10,000	8,227
Continental Resources Inc., Senior Notes	2.268%	11/15/26	20,000	17,804	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	20,000	19,013	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	23,313
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	60,000	56,554
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	40,000	37,322
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	69,362
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	50,000	45,006
Ecopetrol SA, Senior Notes	5.875%	5/28/45	170,000	116,473
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.349%	7/17/23	10,000	8,975	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	20,000	18,166	(c)(d)

See Notes to Schedules of Investments.

14	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	110,000	$97,902	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	18,950
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	9,700
Energy Transfer LP, Senior Notes	5.250%	4/15/29	70,000	68,337
Energy Transfer LP, Senior Notes	3.750%	5/15/30	30,000	27,069
Energy Transfer LP, Senior Notes	6.250%	4/15/49	30,000	29,300
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	50,000	47,801
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	50,000	43,774
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	30,000	22,951
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	10,000	8,273	(d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	8,969
EOG Resources Inc., Senior Notes	4.950%	4/15/50	20,000	19,737
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	70,000	69,227	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	75,000	69,339
EQT Corp., Senior Notes	5.000%	1/15/29	20,000	18,830
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	34,404	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	10,000	9,557
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	17,087
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	20,000	17,512
MPLX LP, Senior Notes	4.875%	6/1/25	20,000	19,624
MPLX LP, Senior Notes	4.800%	2/15/29	30,000	28,931
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	17,215
MPLX LP, Senior Notes	5.500%	2/15/49	20,000	18,124
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	30,886
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,286	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	30,000	24,558
Shell International Finance BV, Senior Notes	4.375%	5/11/45	10,000	9,013
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	50,000	46,660
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	80,000	70,507
Targa Resources Corp., Senior Notes	5.200%	7/1/27	50,000	49,089
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	100,000	92,414
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	40,000	34,159	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	40,000	41,881
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	20,000	17,775
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	30,000	28,676
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	9,430
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	90,000	80,806
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	60,000	50,176

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	15

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	30,000	$33,188
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	47,486

TOTAL ENERGY				1,946,159

FINANCIALS - 11.8%
Banks - 7.7%
Bank of America Corp., Senior Notes	5.000%	1/21/44	50,000	47,917
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	50,000	40,725	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	50,000	41,437	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	280,000	233,415	(d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	163,197	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	70,000	68,687
Bank of Montreal, Senior Notes	1.850%	5/1/25	20,000	18,683
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	20,000	17,234	(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	200,000	193,285	(a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	50,000	63,974
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	50,000	40,286	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	20,000	17,670	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	90,000	83,217	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	10,000	9,403	(d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	30,000	29,252	(d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	160,000	154,825	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	40,000	39,769
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	228,612	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	250,000	244,350	(a)(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	185,071	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	30,000	28,095	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,000	8,193	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	40,000	33,225	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	40,000	34,457	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	40,000	39,654	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	170,000	162,909	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	28,003

See Notes to Schedules of Investments.

16	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	40,000	$39,812	(d)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	10,000	9,939	(d)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	60,000	55,386
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,008	(d)
US Bancorp, Senior Notes	1.450%	5/12/25	30,000	27,976
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	30,000	29,991	(d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,072	(d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	160,000	148,522
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	47,386
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	30,000	28,108	(d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	30,000	25,676	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	50,000	46,567	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	140,000	130,397	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	50,000	42,559

Total Banks				2,917,944

Capital Markets - 3.2%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	10,000	9,370
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	70,000	68,645
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	140,000	134,483
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	190,000	154,874	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	20,000	18,765	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	80,000	75,559	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	40,000	37,346
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	150,000	140,806	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	120,000	96,926	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	30,000	28,543	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	30,000	22,762	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	193,130	(a)(c)(d)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	229,242	(a)(d)

Total Capital Markets				1,210,451

Consumer Finance - 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	20,000	19,040

Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	178,630
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	40,000	36,426

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	17

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	$49,431	(a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	25,433

Total Financial Services				289,920

Insurance - 0.0%††
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	18,190	(a)

TOTAL FINANCIALS				4,455,545

HEALTH CARE - 2.0%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	9,929
AbbVie Inc., Senior Notes	3.200%	11/21/29	50,000	45,214
AbbVie Inc., Senior Notes	4.750%	3/15/45	30,000	27,430
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,450
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	69,050

Total Biotechnology				161,073

Health Care Providers & Services - 0.9%
Cigna Group, Senior Notes	3.750%	7/15/23	4,000	3,996
Cigna Group, Senior Notes	4.375%	10/15/28	30,000	29,009
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	18,613
CVS Health Corp., Senior Notes	1.875%	2/28/31	10,000	7,943
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	16,060
CVS Health Corp., Senior Notes	2.700%	8/21/40	30,000	20,941
CVS Health Corp., Senior Notes	5.050%	3/25/48	70,000	64,522
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	8,932
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	40,031
HCA Inc., Senior Notes	3.500%	9/1/30	40,000	35,062
Humana Inc., Senior Notes	3.125%	8/15/29	20,000	17,654
Humana Inc., Senior Notes	2.150%	2/3/32	10,000	7,878
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	30,000	28,640
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000	10,546
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	20,000	13,940
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	30,000	22,377

Total Health Care Providers & Services				346,144

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	17,729
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	250,000	224,012

Total Pharmaceuticals				241,741

TOTAL HEALTH CARE				748,958

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	1.433%	2/4/24	10,000	9,734
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	29,574
Boeing Co., Senior Notes	2.196%	2/4/26	100,000	91,781
Boeing Co., Senior Notes	3.200%	3/1/29	20,000	17,882
Boeing Co., Senior Notes	5.150%	5/1/30	30,000	29,711
Boeing Co., Senior Notes	3.250%	2/1/35	50,000	40,542

See Notes to Schedules of Investments.

18	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	$7,779
Boeing Co., Senior Notes	5.705%	5/1/40	10,000	9,975
Boeing Co., Senior Notes	5.805%	5/1/50	60,000	59,781
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	9,904
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	10,000	9,603
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	40,000	35,214
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	30,000	27,977
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	50,000	50,814
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	50,000	42,174

Total Aerospace & Defense				472,445

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	8,607

Ground Transportation - 0.1%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	7,088
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	15,946
Union Pacific Corp., Senior Notes	3.839%	3/20/60	10,000	7,954
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	15,127

Total Ground Transportation				46,115

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	3.050%	4/15/30	20,000	18,020
3M Co., Senior Notes	3.700%	4/15/50	30,000	23,741

Total Industrial Conglomerates				41,761

Machinery - 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	10,000	9,010	(a)

Passenger Airlines - 1.1%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	77,655	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	24,000	24,060	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	82,000	82,619	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	240,000	218,680	(a)

Total Passenger Airlines				403,014

Trading Companies & Distributors - 0.8%
Air Lease Corp., Senior Notes	3.375%	7/1/25	40,000	37,911
Air Lease Corp., Senior Notes	5.300%	2/1/28	20,000	19,625
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	120,000	103,894	(a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	160,000	138,528

Total Trading Companies & Distributors				299,958

TOTAL INDUSTRIALS				1,280,910

INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc., Senior Notes	3.137%	11/15/35	60,000	46,023	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	30,000	27,116
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	6,701
Micron Technology Inc., Senior Notes	5.875%	2/9/33	50,000	49,750

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	19

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	20,000	$17,122
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	18,955

Total Semiconductors & Semiconductor Equipment				165,667

Software - 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	7,440
Oracle Corp., Senior Notes	1.650%	3/25/26	50,000	45,377
Oracle Corp., Senior Notes	4.650%	5/6/30	10,000	9,662
Oracle Corp., Senior Notes	2.875%	3/25/31	60,000	51,223

Total Software				113,702

TOTAL INFORMATION TECHNOLOGY				279,369

MATERIALS - 1.9%
Metals & Mining - 1.2%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	188,000	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	10,272
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	10,000	10,003
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	40,000	37,690
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	75,000	69,933
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	10,000	9,879	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	100,000	95,310	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	28,000	(a)

Total Metals & Mining				449,087

Paper & Forest Products - 0.7%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	330,000	264,126

TOTAL MATERIALS				713,213

UTILITIES - 0.3%
Electric Utilities - 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	130,000	107,501	(a)
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	20,000	18,576

TOTAL UTILITIES				126,077

TOTAL CORPORATE BONDS & NOTES (Cost - $13,758,772)				12,761,239

MORTGAGE-BACKED SECURITIES - 31.2%
FHLMC - 6.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-4/1/52	290,043	268,483
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	5/1/41-10/1/41	204,923	166,379
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	71,744	70,297
Federal Home Loan Mortgage Corp. (FHLMC)	2.872%	11/1/47	57,242	54,155	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	3.005%	11/1/48	128,955	120,781	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	88,288	87,543
Federal Home Loan Mortgage Corp. (FHLMC)	3.098%	2/1/50	69,060	65,434	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	1,477,992	1,261,902

See Notes to Schedules of Investments.

20	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/51	91,773	$74,964
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	3/1/53	97,390	98,243

Total FHLMC				2,268,181

FNMA - 16.9%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,450	8,748
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	18,843	17,345
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	19,905	16,576	(d)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/49	415,490	385,164
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	49,024	41,865	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-2/1/52	565,473	508,034
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-7/1/61	851,625	727,081
Federal National Mortgage Association (FNMA)	2.000%	3/1/41-4/1/51	1,871,102	1,537,977
Federal National Mortgage Association (FNMA)	4.500%	2/1/48-1/1/59	62,573	60,741
Federal National Mortgage Association (FNMA)	4.000%	9/1/48-1/1/49	386,807	368,109
Federal National Mortgage Association (FNMA)	3.000%	7/1/51	900,000	792,035	(e)
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	300,000	273,363	(e)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51	300,000	281,520	(e)
Federal National Mortgage Association (FNMA)	4.500%	7/1/51	500,000	480,703	(e)
Federal National Mortgage Association (FNMA)	5.000%	7/1/51	300,000	293,953	(e)
Federal National Mortgage Association (FNMA)	5.500%	7/1/51	200,000	199,031	(e)
Federal National Mortgage Association (FNMA)	6.000%	7/1/51	100,000	100,883	(e)
Federal National Mortgage Association (FNMA)	6.500%	7/1/51	200,000	204,203	(e)
Federal National Mortgage Association (FNMA)	1.500%	7/15/53	100,000	77,262	(e)

Total FNMA				6,374,593

GNMA - 8.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	44,012	40,081
Government National Mortgage Association (GNMA) II	3.500%	2/20/46-4/20/52	381,916	356,660
Government National Mortgage Association (GNMA) II	4.500%	4/20/48-4/20/50	166,499	162,711
Government National Mortgage Association (GNMA) II	5.000%	11/20/48	24,102	24,049
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-2/20/50	468,844	419,327
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	32,611	31,111
Government National Mortgage Association (GNMA) II	2.500%	3/20/51-12/20/51	671,335	583,030
Government National Mortgage Association (GNMA) II	2.000%	7/1/51	300,000	252,129	(e)
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	100,000	86,586	(e)
Government National Mortgage Association (GNMA) II	3.500%	7/1/51	100,000	92,293	(e)
Government National Mortgage Association (GNMA) II	4.000%	7/1/51	300,000	283,863	(e)
Government National Mortgage Association (GNMA) II	4.500%	7/1/51	200,000	193,031	(e)

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	21

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.000%	7/1/51	300,000		$294,797	(e)
Government National Mortgage Association (GNMA) II	5.500%	7/1/51	200,000		199,062	(e)
Government National Mortgage Association (GNMA) II	6.000%	7/1/51	100,000		100,664	(e)

Total GNMA					3,119,394

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $12,210,485)					11,762,168

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.6%
U.S. Government Obligations - 9.6%
U.S. Treasury Bonds	3.875%	2/15/43	10,000		9,750
U.S. Treasury Bonds	3.625%	8/15/43	30,000		28,159
U.S. Treasury Bonds	3.000%	8/15/52	270,000		229,563
U.S. Treasury Bonds	3.625%	2/15/53	1,600,000		1,535,500
U.S. Treasury Notes	3.625%	3/31/28	20,000		19,534
U.S. Treasury Notes	3.625%	4/30/28	890,000		864,830
U.S. Treasury Notes	3.625%	5/31/28	90,000		88,031
U.S. Treasury Notes	3.750%	5/31/30	160,000		157,775
U.S. Treasury Notes	3.500%	2/15/33	700,000		681,844
U.S. Treasury Notes	3.375%	5/15/33	10,000		9,644

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,682,621)					3,624,630

SOVEREIGN BONDS - 9.1%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		1,438
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	113,500		37,690
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	18,600		7,068	(a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	10,000		3,800	(b)

Total Argentina					49,996

Brazil - 2.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,684,000	BRL	346,992
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	550,000		428,137

Total Brazil					775,129

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		229,117

Indonesia - 1.7%
Indonesia Treasury Bond	6.500%	2/15/31	8,109,000,000	IDR	544,950
Indonesia Treasury Bond	6.375%	4/15/32	959,000,000	IDR	64,146
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	23,835

Total Indonesia					632,931

Mexico - 3.7%
Mexican Bonos, Senior Notes	7.750%	11/13/42	16,730,000	MXN	874,870
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	610,000		520,974

Total Mexico					1,395,844

See Notes to Schedules of Investments.

22	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 0.3%
Russian Federal Bond - OFZ	6.000%	10/6/27	1,190,000	RUB	$665	*(f)(g)
Russian Federal Bond - OFZ	7.650%	4/10/30	34,430,000	RUB	128,872	*(f)(g)
Russian Federal Bond - OFZ	7.250%	5/10/34	240,000	RUB	898	*(f)(g)

Total Russia					130,435

South Africa - 0.6%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	6,310,000	ZAR	213,003

TOTAL SOVEREIGN BONDS (Cost - $4,144,085)					3,426,455

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 9.0%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.560%)	5.710%	2/25/37	131,399		108,170	(d)
BANK, 2023-BNK45 A5	5.203%	2/15/56	100,000		99,370
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.839%	3/15/40	100,000		98,509	(a)(d)
BRAVO Residential Funding Trust, 2023-NQM4 A1	6.435%	5/25/63	100,000		99,704	(a)
BWAY Mortgage Trust, 2015-1740 E	4.806%	1/10/35	500,000		150,355	(a)(d)(i)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.428%	6/15/40	100,000		99,624	(a)(d)
BX Trust, 2021-RISE A (1 mo. USD LIBOR + 0.748%)	5.941%	11/15/36	100,000		97,303	(a)(d)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.598%	8/15/39	98,188		97,915	(a)(d)
BX Trust, 2023-DELC A (1 mo. Term SOFR + 2.690%)	7.690%	5/15/38	100,000		99,749	(a)(d)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	187,994		146,141	(a)(d)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	240,000		182,128	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K153 X1, IO	0.600%	12/25/32	3,000,000		108,958	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	66,716		9,696
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	80,303		12,495
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	84,399		11,112
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	88,890		12,292
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.067%	4/25/42	82,269		82,500	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	9.550%	1/25/24	38,056		38,723	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	7.750%	5/25/24	81,380		81,787	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	10.150%	7/25/25	15,733		16,513	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	7.250%	10/25/39	15,080		15,104	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.017%	6/25/42	88,927		91,030	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.209%	4/25/28	82,491		77,208	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	76,087		12,046
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	227,829		33,400
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	171,245		27,979
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.062%	10/16/48	4,546,140		6,135	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	46,841		44,058	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	252,529		216,346
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	58,737		44,993
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	77,884		10,732
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	159,560		21,088

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	23

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	379,382	$40,177
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	5.494%	8/20/70	140,194	138,835	(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	97,399	4,802	(d)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	84,190
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. USD LIBOR + 4.250%)	9.443%	9/15/31	360,040	133,327	(a)(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	5.670%	11/25/35	117,642	100,935	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR10 A1 (1 mo. USD LIBOR + 0.520%)	5.670%	6/25/35	165,224	131,630	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C30 A4	2.600%	9/15/49	98,216	89,929
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	146,047	136,094	(a)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	116,696	107,568	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	5.730%	7/25/45	44,445	41,187	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A4	3.190%	7/15/50	103,436	94,423
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	57,812	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,360,055)				3,414,072

ASSET-BACKED SECURITIES - 5.1%
Allegany Park CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 2.050%)	7.098%	1/20/35	250,000	232,133	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	6.300%	11/25/69	125,896	124,099	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	10.950%	1/20/30	250,000	218,331	(a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	12.950%	1/20/33	300,000	276,925	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	127,057	102,181	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	226,467	164,097	(a)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.711%	9/17/37	100,000	100,062	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	6.005%	7/25/34	59,964	55,990	(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	6.065%	9/25/34	144,798	138,774	(d)
Nelnet Student Loan Trust, 2013-1A A (1 mo. USD LIBOR + 0.600%)	5.750%	6/25/41	37,694	36,863	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	86,164	79,373	(a)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	50,543	48,119	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	5.943%	11/15/35	106,182	104,866	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	6.193%	6/15/37	50,844	50,218	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	5.870%	7/25/35	199,619	185,832	(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	20,506	18,651

TOTAL ASSET-BACKED SECURITIES (Cost - $2,120,924)				1,936,514

SENIOR LOANS - 2.1%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	8.050%	4/29/26	49,840	49,750	(d)(j)(k)

See Notes to Schedules of Investments.

24	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.2%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.500%)	7.717%	9/18/26	50,324	$50,234	(d)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	8.443%	1/31/29	20,000	19,893	(d)(j)(k)

Total Media				70,127

TOTAL COMMUNICATION SERVICES				119,877

CONSUMER DISCRETIONARY - 0.2%
Automobile Components - 0.0%††
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	8.852%	5/6/30	10,000	9,965	(d)(j)(k)

Hotels, Restaurants & Leisure - 0.0%††
Caesars Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.452%	2/6/30	9,975	9,966	(d)(j)(k)

Specialty Retail - 0.2%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	7.967%	10/19/27	55,503	54,678	(d)(j)(k)

TOTAL CONSUMER DISCRETIONARY				74,609

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.442%	12/22/27	15,512	15,405	(d)(j)(k)

FINANCIALS - 0.3%
Financial Services - 0.1%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	8.302%	10/22/26	18,782	18,673	(d)(j)(k)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	2/2/28	31,419	31,355	(d)(j)(k)

Total Financial Services				50,028

Insurance - 0.0%††
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.850%)	7.952%	2/19/28	9,950	9,915	(d)(j)(k)

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	7.967%	5/15/26	55,698	52,217	(d)(g)(j)(k)

TOTAL FINANCIALS				112,160

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.250%)	8.352%	10/23/28	39,899	39,413	(d)(j)(k)

Health Care Providers & Services - 0.3%
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	9.439%	10/2/25	87,750	48,877	(d)(j)(k)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	8.023%	12/11/26	50,000	49,156	(d)(j)(k)

Total Health Care Providers & Services				98,033

TOTAL HEALTH CARE				137,446

INDUSTRIALS - 0.6%
Building Products - 0.1%
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. Term SOFR + 3.000%)	8.217%	3/19/29	19,899	19,905	(d)(j)(k)

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	25

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.2%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)		7.217%	7/30/29	42,111	$42,080	(d)(j)(k)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.000%)		8.325%	5/14/26	51,586	51,481	(d)(j)(k)

Total Commercial Services & Supplies					93,561

Construction & Engineering - 0.1%
KKR Apple Bidco LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)		7.967%	9/22/28	39,798	39,414	(d)(j)(k)

Passenger Airlines - 0.2%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)		8.839%	8/11/28	39,600	39,543	(d)(j)(k)
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)		8.798%	10/20/27	45,000	46,698	(d)(j)(k)

Total Passenger Airlines					86,241

TOTAL INDUSTRIALS					239,121

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)		7.967%	7/2/29	45,833	45,661	(d)(j)(k)

Software - 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)		8.952%	10/8/28	35,510	34,578	(d)(j)(k)

TOTAL INFORMATION TECHNOLOGY					80,239

TOTAL SENIOR LOANS (Cost - $819,024)					778,857

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
U.S. Treasury Notes, Inflation Indexed (Cost - $384,372)		1.125%	1/15/33	380,000	370,630

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
SOFR 1-Year Mid-Curve Futures, Call @ $96.750		9/15/23	36	90,000	5,400
SOFR 1-Year Mid-Curve Futures, Put @ $95.250		7/14/23	70	175,000	6,125
SOFR 1-Year Mid-Curve Futures, Put @ $95.375		7/14/23	16	40,000	2,400
SOFR 1-Year Mid-Curve Futures, Put @ $97.000		10/13/23	7	17,500	19,338
SOFR 1-Year Mid-Curve Futures, Put @ $95.875		12/15/23	6	15,000	6,263
SOFR 1-Year Mid-Curve Futures, Put @ $96.000		12/15/23	14	35,000	16,800
U.S. Treasury 5-Year Notes Futures, Put @ $107.250		7/7/23	16	16,000	6,375
U.S. Treasury 10-Year Notes Futures, Call @ $115.000		7/21/23	30	30,000	2,344
U.S. Treasury 10-Year Notes Futures, Put @ $111.500		7/21/23	30	30,000	11,719

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $58,591)					76,764

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
Credit default swaption to sell protection on Markit CDX.NA.HY.38 Index, Call @ 102.000bps	BNP Paribas SA	9/21/23	1,610,000	1,610,000	14,449
U.S. Dollar/Euro, Put @ $1.160	Goldman Sachs Group Inc.	9/1/23	620,000	620,000	111

TOTAL OTC PURCHASED OPTIONS (Cost - $12,744)					14,560

TOTAL PURCHASED OPTIONS (Cost - $71,335)					91,324

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $41,551,673)					38,165,889

See Notes to Schedules of Investments.

26	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 11.6%
COMMERCIAL PAPER - 6.7%
Federal Home Loan Bank (FHLB), Discount Notes	4.740%	8/16/23	2,250,000	$2,236,622	(l)
Federal Home Loan Bank (FHLB), Discount Notes	4.959%	9/29/23	110,000	108,681	(l)
Federal Home Loan Bank (FHLB), Discount Notes	5.012%	10/10/23	190,000	187,421	(l)

TOTAL COMMERCIAL PAPER (Cost - $2,531,351)				2,532,724

U.S. TREASURY BILLS - 3.0%
U.S. Treasury Bills	5.110%	8/24/23	100,000	99,252	(l)
U.S. Treasury Bills	5.240%	10/3/23	560,000	552,605	(l)
U.S. Treasury Bills	5.279%	10/12/23	200,000	197,090	(l)
U.S. Treasury Bills	5.325%	10/24/23	290,000	285,257	(l)

TOTAL U.S. TREASURY BILLS (Cost - $1,133,589)				1,134,204

			SHARES
OVERNIGHT DEPOSITS - 1.9%
BNY Mellon Cash Reserve Fund (Cost - $694,695)	2.250%		694,695	694,695	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,359,635)				4,361,623

TOTAL INVESTMENTS - 112.7% (Cost - $45,911,308)				42,527,512
Liabilities in Excess of Other Assets - (12.7)%				(4,789,687)

TOTAL NET ASSETS - 100.0%				$37,737,825

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2023, the Fund held TBA securities with a total cost of $4,234,313.

(f)	The coupon payment on this security is currently in default as of June 30, 2023.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Rate shown represents yield-to-maturity.

(m)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	27

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At June 30, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT		VALUE
3-Month SOFR Futures, Call		9/15/23	$98.250		71	$177,500		$(888)
3-Month SOFR Futures, Call		9/15/23	98.750		215	537,500		(1,344)
3-Month SOFR Futures, Call		6/14/24	96.250		47	117,500		(37,012)
3-Month SOFR Futures, Call		6/14/24	97.500		95	237,500		(31,469)
3-Month SOFR Futures, Call		6/14/24	98.000		14	35,000		(3,150)
3-Month SOFR Futures, Call		9/13/24	97.000		12	30,000		(8,475)
3-Month SOFR Futures, Put		12/15/23	94.250		73	182,500		(13,687)
3-Month SOFR Futures, Put		6/14/24	94.500		46	115,000		(28,462)
SOFR 1-Year Mid-Curve Futures, Put		10/13/23	96.250		7	17,500		(9,450)
SOFR 1-Year Mid-Curve Futures, Put		10/13/23	96.500		7	17,500		(12,425)
SOFR 1-Year Mid-Curve Futures, Put		12/15/23	95.250		12	30,000		(5,400)
SOFR 1-Year Mid-Curve Futures, Put		12/15/23	95.375		28	70,000		(15,225)
U.S. Treasury 5-Year Notes Futures, Call		7/21/23	109.000		7	7,000		(438)
U.S. Treasury 5-Year Notes Futures, Put		7/21/23	108.000		7	7,000		(7,766)
U.S. Treasury 10-Year Notes Futures, Call		7/21/23	114.000		7	7,000		(1,203)
U.S. Treasury 10-Year Notes Futures, Call		8/25/23	116.000		30	30,000		(6,562)
U.S. Treasury 10-Year Notes Futures, Put		7/21/23	112.500		7	7,000		(5,797)
U.S. Treasury 10-Year Notes Futures, Put		8/25/23	110.500		30	30,000		(16,875)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $341,284)								(205,628)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.38 Index, Call	BNP Paribas SA	9/21/23	70.000	bps	8,050,000	$8,050,000	‡	$(17,808)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/29/23	410.000	bps	615,000	615,000		(1,035)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $17,190)								(18,843)

TOTAL WRITTEN OPTIONS (Premiums received - $358,474)								$(224,471)

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
SOFR	— Secured Overnight Financing Rate

See Notes to Schedules of Investments.

28	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	13	9/23	$3,083,458	$3,080,350	$(3,108)
3-Month SOFR	13	12/23	3,128,802	3,074,500	(54,302)
3-Month SOFR	4	3/24	947,309	946,400	(909)
3-Month SOFR	8	3/25	1,926,943	1,919,500	(7,443)
3-Month SOFR	3	3/26	722,894	724,013	1,119
Australian 10-Year Bonds	5	9/23	392,111	386,651	(5,460)
EURO-Bobl	2	9/23	250,223	252,479	2,256
Euro-OAT	2	9/23	275,588	280,169	4,581
U.S. Treasury 2-Year Notes	62	9/23	12,773,076	12,607,312	(165,764)
U.S. Treasury 5-Year Notes	158	9/23	17,091,840	16,920,812	(171,028)
U.S. Treasury Long-Term Bonds	24	9/23	3,042,598	3,045,750	3,152
U.S. Treasury Ultra Long-Term Bonds	18	9/23	2,426,743	2,451,937	25,194

					(371,712)

Contracts to Sell:
U.S. Treasury 10-Year Notes	65	9/23	7,377,333	7,297,266	80,067
U.S. Treasury Ultra 10-Year Notes	27	9/23	3,221,615	3,197,812	23,803

					103,870

Net unrealized depreciation on open futures contracts					$(267,842)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	23,700	USD	26,091	Bank of America N.A.	7/18/23	$(209)
USD	363,342	EUR	331,240	Bank of America N.A.	7/18/23	1,608
CAD	70,144	USD	52,106	BNP Paribas SA	7/18/23	919
CAD	179,022	USD	133,122	BNP Paribas SA	7/18/23	2,208
JPY	5,466,710	USD	40,360	Goldman Sachs Group Inc.	7/18/23	(2,424)
JPY	11,020,000	USD	82,338	Goldman Sachs Group Inc.	7/18/23	(5,865)
JPY	14,660,000	USD	108,993	Goldman Sachs Group Inc.	7/18/23	(7,261)
JPY	17,537,304	USD	135,749	Goldman Sachs Group Inc.	7/18/23	(14,050)
JPY	15,781,722	USD	117,088	JPMorgan Chase & Co.	7/18/23	(7,572)
NZD	154,348	USD	97,005	JPMorgan Chase & Co.	7/18/23	(2,451)
USD	432,633	IDR	6,480,835,697	JPMorgan Chase & Co.	7/18/23	426
AUD	93,509	USD	62,776	Morgan Stanley & Co. Inc.	7/18/23	(496)
AUD	187,496	USD	126,066	Morgan Stanley & Co. Inc.	7/18/23	(1,186)
EUR	293,153	NOK	322,009	Morgan Stanley & Co. Inc.	7/18/23	(1,868)
EUR	322,009	NOK	3,345,671	Morgan Stanley & Co. Inc.	7/18/23	9,499
INR	4,259,495	USD	51,655	Morgan Stanley & Co. Inc.	7/18/23	231
INR	13,309,786	USD	160,960	Morgan Stanley & Co. Inc.	7/18/23	1,173

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	29

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	746,607	EUR	123,477	Morgan Stanley & Co. Inc.	7/18/23	$(820)
NOK	5,480,555	USD	533,608	Morgan Stanley & Co. Inc.	7/18/23	(21,686)
USD	281,390	CNH	1,924,991	Morgan Stanley & Co. Inc.	7/18/23	16,376
USD	52,090	GBP	41,771	Morgan Stanley & Co. Inc.	7/18/23	(1,022)
USD	634,061	MXN	11,712,377	Morgan Stanley & Co. Inc.	7/18/23	(46,238)

Net unrealized depreciation on open forward foreign currency contracts						$(80,708)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

At June 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$9,371,000	3/10/26	4.100% annually	Daily SOFR annually	$(9,390)	$65,048	$(74,438)
	932,000	4/30/29	3.270% annually	Daily SOFR annually	26,105	(2,687)	28,792
	3,128,000	5/15/32	3.220% annually	Daily SOFR annually	88,734	(10,198)	98,932
	2,095,000	3/10/34	3.400% annually	Daily SOFR annually	(2,904)	(21,156)	18,252
	862,000	2/15/48	2.600% annually	Daily SOFR annually	101,918	64,671	37,247
	183,000	2/15/48	3.050% annually	Daily SOFR annually	8,042	5,273	2,769
	836,000	4/21/52	2.500% annually	Daily SOFR annually	107,991	112,403	(4,412)

Total	$17,407,000				$320,496	$213,354	$107,142

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 11/16/24)	530,000	EUR	12/20/24	0.575%	1.000% quarterly	$3,537	$6,734	$(3,197)

See Notes to Schedules of Investments.

30	Western Asset ETFs 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.299%	1.000% quarterly	$(5,860)	$(3,814)	$(2,046)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
MARKIT CDX.NA.IG.40 Index	$5,370,000	6/20/28	1.000% quarterly	$80,339	$43,833	$36,506
MARKIT CDX.NA.IG.40 Index	1,498,000	6/20/33	1.000% quarterly	(5,236)	(21,850)	16,614

Total	$6,868,000			$75,103	$21,983	$53,120

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
MARKIT CDX.NA.HY.40 Index	$872,000	6/20/28	5.000% quarterly	$(24,355)	$2,618	$(26,973)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Western Asset ETFs 2023 Quarterly Report	31

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF” ) ( the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not

32

Notes to Schedules of Investments (unaudited) (cont’d)

limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

Short Duration Income ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$16,605,585	—	$16,605,585
Asset-Backed Securities	—	842,957	—	842,957
U.S. Government & Agency Obligations	—	86,401	—	86,401
Sovereign Bonds	—	46,864	—	46,864
Municipal Bonds	—	28,508	—	28,508
Senior Loans	—	9,340	—	9,340

Total Long-Term Investments	—	17,619,655	—	17,619,655

Short-Term Investments†	—	912,798	—	912,798

Total Investments	—	$18,532,453	—	$18,532,453

Other Financial Instruments:
Futures Contracts††	$191,617	—	—	$191,617

Total	$191,617	$18,532,453	—	$18,724,070

33

Notes to Schedules of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$391,082	—	—	$391,082
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	$11,299	—	11,299

Total	$391,082	$11,299	—	$402,381

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Total Return ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$12,761,239	—	$12,761,239
Mortgage-Backed Securities	—	11,762,168	—	11,762,168
U.S. Government & Agency Obligations	—	3,624,630	—	3,624,630
Sovereign Bonds	—	3,296,020	$130,435	3,426,455
Collateralized Mortgage Obligations	—	3,414,072	—	3,414,072
Asset-Backed Securities	—	1,936,514	—	1,936,514
Senior Loans:
Financials	—	59,943	52,217	112,160
Other Senior Loans	—	666,697	—	666,697
U.S. Treasury Inflation Protected Securities	—	370,630	—	370,630
Purchased Options:
Exchange-Traded Purchased Options	$76,764	—	—	76,764
OTC Purchased Options	—	14,560	—	14,560

Total Long-Term Investments	76,764	37,906,473	182,652	38,165,889

Short-Term Investments†:
Commercial Paper	—	2,532,724	—	2,532,724
U.S. Treasury Bills	—	1,134,204	—	1,134,204
Overnight Deposits	—	694,695	—	694,695

Total Short-Term Investments	—	4,361,623	—	4,361,623

Total Investments	$76,764	$42,268,096	$182,652	$42,527,512

Other Financial Instruments:
Futures Contracts††	$140,172	—	—	$140,172
Forward Foreign Currency Contracts††	—	$32,440	—	32,440
Centrally Cleared Interest Rate Swaps††	—	185,992	—	185,992
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	3,537	—	3,537
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	53,120	—	53,120

Total Other Financial Instruments	$140,172	$275,089	—	$415,261

Total	$216,936	$42,543,185	$182,652	$42,942,773

34

Notes to Schedules of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$205,722	—	—	$205,722
OTC Written Options	—	$18,843	—	18,843
Futures Contracts††	408,014	—	—	408,014
Forward Foreign Currency Contracts††	—	113,148	—	113,148
Centrally Cleared Interest Rate Swaps††	—	78,850	—	78,850
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	5,860	—	5,860
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	26,973	—	26,973

Total	$613,736	$243,674	—	$857,410

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

35